Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	30,000,000	30,000,000	30,000,000
Preferred stock, shares, issued		764,618	0
Preferred stock, shares, outstanding		764,618	0
Common stock, par or stated value per share	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares, issued	59,927,241	14,471,403	8,015,756
Common stock, shares, outstanding	59,927,241	14,471,403	8,015,756
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares, issued	0	764,618	0
Preferred stock, shares, outstanding	0	764,618	0
Convertible Notes Payable [Member]
Debt issuance costs, net	$ 6,666,667	$ 13,844	$ 0
Notes Payable [Member]
Debt issuance costs, net	0	34,997	212,848
Convertible Notes Payable Related Party [Member]
Debt issuance costs, net	172,984	266,667	366,666
Line of Credit [Member]
Debt issuance costs, net	$ 0	$ 15,573	$ 15,573